Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Maturity date	February 28, 2024
Expenses for lease of facilities	$ 283	$ 237	$ 236
Research and development in process	$ 4,382
Pay royalties	3.00%
Maximum aggregate royalties paid	100.00%